Form 13F
Form 13F Cover Page

Reporting for the Calendar Year or Quarter
Ended: March 31, 2000
Check here if Amendment [x]; Amendment
Number: 17
This Amendment (Check only one):
[x] is a restatement.
[ ] ads new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
Form 13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   April 25, 2000

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
61
Form 13F Information Table Value Total:
$129,646

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AT&T Corp.              Com        001957109   2,075     36,890      SH                SOLE                 36,890
Alza Corp               Com        022615108   3,515     93,574      SH                SOLE                 93,574
AMRESCO Capital     ComShBenInt    031919103   1,214    119,150      SH                SOLE                119,150
Andarko Petroleum       Com        032511107     224      5,800      SH                SOLE                  5,800
Apache Corp             Com        037411105     418      8,400      SH                SOLE                  8,400
Barnett, Inc.           Com        068062108     848     77,075      SH                SOLE                 77,075
Bostonfed Bancorp       Com        101178101     405     36,582      SH                SOLE                 36,582
Chesapeake Utilities    Com        165303108     271     16,000      SH                SOLE                 16,000
Columbia Energy         Com        197648108   5,081     85,750      SH                SOLE                 85,750
Complete Business Sol   Com        20452F107     251     11,200      SH                SOLE                 11,200
Condor Tech Solutions   Com        206772105      15     20,000      SH                SOLE                 20,000
Dime Bancorp            Com        25429Q102   1,775     95,927      SH                SOLE                 95,927
Eastern Enterprises     Com        27637F100     299      5,000      SH                SOLE                  5,000
Hi-Shear Industries     Com        428399109   2,358    943,300      SH                SOLE                943,300
ITLA Capital            Com        450565106   1,591    124,737      SH                SOLE                124,737
Kinder Morgan           Com        49455P101   4,258    123,425      SH                SOLE                123,425
Martin Marietta Mtls    Com        573284106   1,925     40,519      SH                SOLE                 40,519
Mercantile Bankshs      Com        587405101     834     27,280      SH                SOLE                 27,280
Middleby                Com        596278101     280     49,200      SH                SOLE                 49,200
Mitchell Energy         CLA        606592202   1,708     78,100      SH                SOLE                 78,100
Mitchell Energy         CLB        606592301   2,537    115,300      SH                SOLE                115,300
Modis Professional Serv Com        607830106   2,770    223,851      SH                SOLE                223,851
NS Group                Com        628916108     979     60,000      SH                SOLE                 60,000
Networks Assoc          Com        640938106     793     24,600      SH                SOLE                 24,600
Nicor Inc.              Com        654086107   3,467    105,159      SH                SOLE                105,159
OceanFirst Financial    Com        675234108     224     14,246      SH                SOLE                 14,246
PartnerRe Holdings      Com        G6852T105   6,192    168,213      SH                SOLE                168,213
PFF Bancorp             Com        69331W104     754     48,659      SH                SOLE                 48,659
Piedmont Natural Gas    Com        720186105   3,942    151,249      SH                SOLE                151,249
Questar Corp.           Com        748356102   2,213    119,210      SH                SOLE                119,210
ReliaStar               Com        75952U103   5,849    172,675      SH                SOLE                172,675
Resource Asset Inv      Com        761196104     908     84,491      SH                SOLE                 84,491
S3, Inc.                Com        784849101   1,350     64,325      SH                SOLE                 64,325
Seagram Ltd             Com        811850106   1,248     20,981      SH                SOLE                 20,981
Shared Medical          Com        819486101   1,880     36,250      SH                SOLE                 36,250
SpeedFam-IPEC           Com        847705100   1,017     51,200      SH                SOLE                 51,200
Spiros Development      Com        848936100   1,071     76,500      SH                SOLE                 76,500
Sylvan Learning         Com        871399101   1,835    115,125      SH                SOLE                115,125
SunTrust Bks            Com        867914103   4,141     71,711      SH                SOLE                 71,711
Transpro Inc.           Com        893885103     282     56,375      SH                SOLE                 56,375
Tredegar                Com        894650100   2,587     96,055      SH                SOLE                 96,055
Union Pacific Resources Com        907834105     290     20,000      SH                SOLE                 20,000
US Industries           Com        912080108   5,198    469,982      SH                SOLE                469,982
UnumProvident Corp      Com        91529Y106   5,711    335,944      SH                SOLE                335,944
Vastar Resources        Com        922380100   1,099     14,800      SH                SOLE                 14,800
Waste Industries        Com        941058109     625     56,850      SH                SOLE                 56,850
Washington Gas & Lgt    Com        938837101     297     10,940      SH                SOLE                 10,940
Washington Mutual       Com        939322103   1,462     54,765      SH                SOLE                 54,765
Woodward Governor       Com        980745103   1,992     86,616      SH                SOLE                 86,616
Ann Taylor .55% '19   GTDSBDBCV    036115AC7   3,902  9,052,000      PRN               SOLE              9,052,000
Cellstar 5% '02       SUBNTCONV    150925AC9     371    500,000      PRN               SOLE                500,000
Center Tr Inc.          SDCV       151845AA2   4,541  4,912,000      PRN               SOLE              4,912,000
Dura Pharmac 3.5% 02    SUBNTCV    26632SAA7   4,134  4,982,000      PRN               SOLE              4,982,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   2,316  2,956,000      PRN               SOLE              2,956,000
Kellstrom 5.5% '03      SBNTCV     488035AE6     731  1,500,000      PRN               SOLE              1,500,000
Kellstrom 5.75% '02     SBNTCV     488035AC0   3,016  5,807,000      PRN               SOLE              5,807,000
Network Assoc0% '18     SBDBCV     640938AB2   3,647  9,456,000      PRN               SOLE              9,456,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   3,192  4,832,000      PRN               SOLE              4,832,000
Prime Retail pfd 8.5% PfdConvSerB  741570303   3,757    469,655      SH                SOLE                469,655
Transamerica 10%'03   SBDBCONV     89351VAA7     335    345,000      PRN               SOLE                345,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   7,646  8,661,000      PRN               SOLE              8,661,000
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